Income Taxes	12 Months Ended
Mar. 31, 2011
Income Taxes
Income Taxes

10. INCOME TAXES

Income before income taxes and equity in net income of affiliated companies and income taxes are comprised of the following:

(¥ in millions)
For the years ended March 31:	2011	2010	2009

Income before income taxes and equity in net income of affiliated companies:
Domestic	¥54,306	¥42,208	¥35,739
Foreign	36,994	31,275	47,520

Total	¥91,300	¥73,483	¥83,259

Income taxes:
Current—
Domestic	¥12,312	¥16,462	¥5,719
Foreign	14,825	12,078	17,918

	27,137	28,540	23,637

Deferred—
Domestic	6,142	(2,090)	7,073
Foreign	(2,595)	(473)	(1,964)

	3,547	(2,563)	5,109

Total	¥30,684	¥25,977	¥28,746

A reconciliation of the differences between the Japanese statutory tax rate and the effective tax rate is as follows:

For the years ended March 31:	2011	2010	2009
Normal Japanese statutory tax rates applied to income before income taxes and equity in net income of affiliated companies	40.6%	40.6%	40.6%
Increase (decrease) in taxes resulting from:
Increase (decrease) in valuation allowance	(0.6)	(0.2)	0.4
Permanently nondeductible expenses *1	0.3	0.4	4.1
Nontaxable dividend income	(0.5)	(0.4)	(0.7)
Extra tax deduction on expenses for research and development	(2.3)	(2.8)	(0.5)
Reversal of taxes provided on unremitted earnings of foreign subsidiaries and affiliates *2	—	—	(8.3)
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(2.0)	(1.7)	—
Other—net	(1.9)	(0.5)	(1.1)

Effective income tax rates applied to income before income taxes and equity in net income of affiliated companies	33.6%	35.4%	34.5%

*1	Permanently nondeductible expenses for the year ended March 31, 2009 consisted primarily of nondeductible surcharge expense of ¥2,958 million for the alleged violation of the Anti-Monopoly Law.
*2

Reversal of taxes provided on unremitted earnings of foreign subsidiaries and affiliates for the year ended March 31, 2009 amounting to ¥6,870 million was due to Japanese tax law revision related to the taxation of dividends from overseas subsidiaries and affiliates.

Net deferred tax assets are included in the consolidated balance sheets as follows:

(¥ in millions)
At March 31:	2011	2010
Other current assets	¥28,884	¥29,938
Other assets	5,814	4,199
Other current liabilities	(1)	(4)
Other long-term liabilities	(2,648)	(3,119)

Net deferred tax assets	¥32,049	¥31,014

The significant components of deferred tax assets and liabilities are as follows:

(¥ in millions)
At March 31:	2011	2010
Deferred tax assets:
Allowance for doubtful receivables	¥1,465	¥1,030
Intercompany profits	7,786	7,483
Adjustment of investment securities	8,273	8,334
Write-downs of inventories and fixed assets	1,708	1,404
Accrued bonus	6,000	5,847
Retirement and pension costs	17,197	19,115
Tax loss and credit carryforwards	3,287	4,025
Other temporary differences	21,661	21,737

Gross deferred tax assets	67,377	68,975
Less: valuation allowance	(986)	(1,509)

Net deferred tax assets	¥66,391	¥67,466

Deferred tax liabilities:
Adjustment of investment securities	¥22,605	¥25,554
Unremitted earnings of foreign subsidiaries and affiliates	8,237	7,284
Other temporary differences	3,500	3,614

Gross deferred tax liabilities	¥34,342	¥36,452

Deferral of income taxes relating to intercompany profits of ¥7,786 million and ¥7,483 million at March 31, 2011 and 2010 included in the above table is accounted for in accordance with ASC 810,"Consolidation." The movements of ¥303 million, ¥1,362 million, and ¥(5,672) million for the years ended March 31, 2011, 2010, and 2009 in such deferral of income taxes are presented as "Income taxes – Deferred" in the consolidated statements of income. The total amounts of deferred tax assets recorded in accordance with ASC 740,"Income Taxes" were ¥58,605 million and ¥59,983 million at March 31, 2011 and 2010, respectively.

Provisions have been recorded for unremitted earnings of all foreign subsidiaries and affiliates where earnings are not deemed to be permanently reinvested. Substantially all of the undistributed earnings of domestic subsidiaries and affiliates would not, under present Japanese tax law, be subject to tax through tax-free distributions.

The following table presents the reconciliation of the beginning and ending balances of the valuation allowance:

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Balance at beginning of year	¥1,509	¥1,631	¥1,326
Addition	447	391	565
Deduction	(970)	(513)	(260)

Balance at end of year	¥986	¥1,509	¥1,631

Based upon the level of historical taxable income and projections for future taxable income over the periods which the net deductible temporary differences are expected to reverse and/or the tax losses and credits are carried forward, management believes it is more likely than not that the Company will realize the benefits of these deferred tax assets, net of the existing valuation allowances at March 31, 2011.

At March 31, 2011, the tax loss carryforwards in the aggregate amounted to ¥8,332 million, which are available to offset future taxable income, and will expire in the period from 2012 through 2018.

The following table presents the reconciliation of unrecognized tax benefits:

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Balance at beginning of year	¥200	¥6,759	¥6,950
Gross increase for tax positions taken in prior years	87	26	31
Gross decrease for tax positions taken in prior years	(9)	(2,029)	(23)
Settlements	(8)	(4,534)	(108)
Lapse of statute of limitations	(19)	(27)	(15)
Other	(28)	5	(76)

Balance at end of year	¥223	¥200	¥6,759

The total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, is not material at March 31, 2011, 2010, and 2009.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income taxes in the consolidated statements of income. Both interest and penalties accrued at March 31, 2011, 2010, and 2009, and interest and penalties included in income taxes for the years ended March 31, 2011, 2010, and 2009 were not material.

During the year ended March 31, 2008, the U.S. Internal Revenue Service ("IRS") and the National Taxation Agency in Japan ("NTA") reached an agreement on a bilateral Advance Pricing Agreement ("APA"), for which the Company had submitted requests with respect to certain intercompany transactions between related parties in U.S. and Japan. The Company accrued an estimated additional tax payment to the NTA of ¥6,500 million in other long-term liabilities at March 31, 2009 and recognized an estimated tax refund from the IRS of ¥4,647 million in other assets at March 31, 2009.

The Company accrued a tax payment to the NTA of ¥4,534 million in income taxes payable and recognized a tax refund from the IRS of ¥2,807 million in other current assets at March 31, 2010 by settling the related unrecognized tax benefits due to the expiration of the period covered by the APA. This difference between estimates and actual results is included in Gross decrease for tax positions taken in prior year in the above table.

Based on the information available as of March 31, 2011, a change to the unrecognized tax benefits within the next 12 months is not material.

The Company files income tax returns in Japan, U.S., and various foreign tax jurisdictions. At March 31, 2011, the Company is no longer subject, with limited exception, to regular income tax examinations by the tax authorities for the years on or before March 31, 2010 in Japan, and for the years on or before December 31, 2006 in U.S., respectively. While the tax authority could conduct a transfer pricing examination for the years on and after April 1, 2005, the intercompany transactions between related parties in U.S. and Japan for the years on or before March 31, 2010 are less likely to be subject to a tax examination since the Advance Pricing Agreement between U.S. and Japan has been agreed. Also, the Advance Pricing Agreement between U.S. and Japan for March 31, 2011 is under renewal process.